Subsequent Events (Details) - Diamond eagle acquisition - USD ($)	Apr. 23, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Deferred underwriting compensation		$ 14,000,000	$ 14,000,000
Over-allotment
Subsequent Event [Line Items]
Deferred underwriting compensation			$ 14,000,000
P I P E Investment [Member] | Subsequent Event
Subsequent Event [Line Items]
Deferred underwriting compensation	$ 14,000,000
P I P E Investment [Member] | Subsequent Event | Class A common stock
Subsequent Event [Line Items]
Amount paid for redemption of shares	$ 90,172